Non-Mineral Leases - Operating Lease Rentals (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating lease rental expense
Operating Leases, Rent Expense, Minimum Rentals	$ 253	$ 264
Less sublease rentals	(16)	(20)
Operating Leases, Rent Expense, Total	$ 237	$ 244